Expense Example, No Redemption {- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth Fund - AMCIZ PRO-13 - Fidelity® International Growth Fund	Dec. 30, 2021 USD ($)
Fidelity International Growth Fund-Class A
Expense Example, No Redemption:
1 Year	$ 698
3 Years	958
5 Years	1,237
10 Years	2,031
Fidelity International Growth Fund-Class M
Expense Example, No Redemption:
1 Year	502
3 Years	822
5 Years	1,165
10 Years	2,131
Fidelity International Growth Fund-Class C
Expense Example, No Redemption:
1 Year	208
3 Years	643
5 Years	1,103
10 Years	2,182
Fidelity International Growth Fund - Class I
Expense Example, No Redemption:
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225
Fidelity International Growth Fund-Class Z
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073